UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22437

              Guggenheim Taxable Municipal Managed Duration Trust
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             ----------------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100

                        Date of fiscal year end: May 31

             Date of reporting period: July 1, 2016 - June 30, 2017

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22437
Reporting Period: 07/01/2016 - 06/30/2017
GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST









============= GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST ==============


APPROACH RESOURCES INC.

Ticker:       AREX           Security ID:  03834A103
Meeting Date: JUN 07, 2017   Meeting Type: Annual
Record Date:  APR 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan D. Bell             For       For          Management
1.2   Elect Director Morgan D. Neff           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Ratify Hein & Associates LLP as         For       For          Management
      Auditors


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SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 15, 2017   Meeting Type: Annual
Record Date:  APR 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director James D. Bennett         For       For          Management
1B    Elect Director Michael L. Bennett       For       For          Management
1C    Elect Director John V. Genova           For       For          Management
1D    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1E    Elect Director David J. Kornder         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust
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By:      /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
         ----------------------
Title:   President and Chief Executive Officer
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Date:    August 9, 2017